OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Other Non-Current Liabilities	Other Non-Current Liabilities

	As at December 31, 2025	As at December 31, 2024
Deposit on Pascua-Lama silver sale agreement	$172	$167
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	371	408
Long-term income tax payable	100	80
Derivative liabilities (note 25c)	297	—
Other liability to Loulo- Gounkoto NCI[2]	240	—
GoT shareholder loan	50	60
Pueblo Viejo JV partner shareholder loan	406	407
Provision for offsite remediation	37	36
Other	14	16
	$1,687	$1,174
[1]Revenues of $59 million were recognized in 2025 (2024: $30 million) through the drawdown of our streaming liabilities
relating to a contract in place at Pueblo Viejo.
[2]Refer to note 35 for further details.
Government of Tanzania Shareholder Loan
On January 24, 2020, Barrick formalized the establishment
of a joint venture between Barrick and the Government of
Tanzania (“GoT”). Effective January 1, 2020, the GoT
received a 16% interest in the shareholder loans owed by
Bulyanhulu and Buzwagi, of which $167 million was
payable to the GoT. During 2023, $37 million was offset
against VAT receivables. During 2025 and 2024, a
$10 million and $22 million reduction, respectively, in the
outstanding balance was recorded against other income as
part of the economic benefits sharing under the Twiga
partnership.
Pueblo Viejo Shareholder Loan
In November 2020, Pueblo Viejo entered into a $1.3 billion
loan facility agreement with its shareholders (the “First PV
Shareholder Loan”) to provide long-term financing to
expand the mine. The shareholders lend funds pro rata in
accordance with their shareholding in Pueblo Viejo. In
October 2024, Pueblo Viejo entered into an additional
$0.8 billion loan facility agreement with its shareholders (the
“Second PV Shareholder Loan”).
The First PV Shareholder Loan is broken up into
two facilities: $0.8 billion of funds that could be drawn on a pro rata basis until June 30, 2022 (“Facility I”) and
$0.5 billion of funds that could be drawn on a pro rata basis until June 30, 2025 (“Facility II”). During 2022, the drawing period for Facility I was extended to December 31, 2022.
Starting in 2023, amortized repayments for Facility I began
twice yearly on the scheduled repayment dates, with a final
maturity date of February 28, 2032. Amortized repayments
for Facility II are due to begin twice yearly on the scheduled repayment dates after June 30, 2025, with a final maturity
date of February 28, 2035. The interest rate on drawn
amounts is SOFR plus 400 basis points for Facility I and
Facility II.
The Second PV Shareholder Loan consists of
$0.8 billion of funds that can be drawn on a pro rata basis
until June 30, 2029. Amortized repayments for the Second
PV Shareholder Loan are due to begin twice yearly on the
scheduled repayment dates after June 30, 2029, with a final
maturity date of February 15, 2039. The interest rate on
drawn amounts is SOFR plus 381 basis points for the
Second PV Shareholder Loan.
During 2022, 2021 and 2020, $369 million,
$327 million and $104 million, respectively, were drawn on
Facility I, fully drawing it down, including $147 million,
$131 million and $42 million, respectively, from Barrick’s
Pueblo Viejo JV partner. During 2025, 2024 and 2023,
$80 million, $80 million and $80 million, respectively, was
repaid on Facility I, including $32 million, $32 million and
$32 million, respectively, from Barrick’s Pueblo Viejo JV
partner.
During 2025, 2024, 2023 and 2022, $83 million,
$100 million, $242 million and $75 million, respectively,
were drawn on Facility II, including $33 million, $40 million,
$97 million and $30 million, respectively, from Barrick’s
Pueblo Viejo JV partner. During 2025, $25 million was
repaid on Facility II, including $10 million from Barrick’s
Pueblo Viejo JV partner.
During 2025 and 2024, $nil and $110 million,
respectively, was drawn on the Second PV Shareholder
Loan, including $nil and $44 million, respectively, from
Barrick’s Pueblo Viejo JV partner.
Pascua-Lama Silver Sale Agreement
Our silver sale agreement with Wheaton requires us to
deliver 25% of the life of mine silver production from the
Pascua-Lama project once it is constructed and required
delivery of 100% of silver production from the Lagunas
Norte, Pierina and Veladero mines until March 31, 2018. In
return, we were entitled to an upfront cash payment of $625
million payable over three years from the date of the
agreement, as well as ongoing payments in cash of the
lesser of $3.90 (subject to an annual inflation adjustment of
1 percent starting three years after project completion at
Pascua-Lama) and the prevailing market price for each
ounce of silver delivered under the agreement. An imputed
interest expense was recorded on the liability at the rate
implicit in the agreement. The liability plus imputed interest was amortized based on the difference between the
effective contract price for silver and the amount of the
ongoing cash payment per ounce of silver delivered under
the agreement. The completion date guarantee under the
silver sale agreement for Pascua-Lama was originally
December 31, 2015 but was subsequently extended to
June 30, 2020. Per the terms of the amended silver
purchase agreement, if the requirements of the completion
guarantee were not satisfied by June 30, 2020, then
Wheaton had the right to terminate the agreement within 90
days of that date, in which case, they would have been
entitled to the return of the upfront consideration paid less credit for silver delivered up to the date of that event.
Given that, as of September 28, 2020, Wheaton
had not exercised its termination right, a residual liability of
$253 million remains due on September 1, 2039 (assuming
no future deliveries are made). This residual cash liability was remeasured to $148 million as at September 30, 2020,
which was the present value of the liability due in 2039
discounted at a rate estimated for comparable liabilities,
including Barrick's outstanding debt. The liability had a
balance of $172 million as at December 31, 2025 and is
measured at amortized cost.
Pueblo Viejo Gold and Silver Streaming Agreement
On September 29, 2015, we closed a gold and silver
streaming transaction with Royal Gold, Inc. (“Royal Gold”)
for production linked to Barrick’s 60% interest in the Pueblo
Viejo mine. Royal Gold made an upfront cash payment of
$610 million and will continue to make cash payments for
gold and silver delivered under the agreement. The $610
million upfront payment is not repayable and Barrick is
obligated to deliver gold and silver based on Pueblo Viejo’s production. We have accounted for the upfront payment as
deferred revenue and will recognize it in earnings, along
with the ongoing cash payments, as the gold and silver is
delivered to Royal Gold. We will also be recording accretion expense on the deferred revenue balance as the time value
of the upfront deposit represents a significant financing
component of the transaction.
Under the terms of the agreement, Barrick will sell
gold and silver to Royal Gold equivalent to:
•7.5% of Barrick’s interest in the gold produced at
Pueblo Viejo until 990,000 ounces of gold have
been delivered, and 3.75% thereafter. As at
December 31, 2025, approximately 397,000
ounces of gold have been delivered.
•75% of Barrick’s interest in the silver produced at
Pueblo Viejo until 50 million ounces have been
delivered, and 37.5% thereafter. Silver will be
delivered based on a fixed recovery rate of 70%.
Silver above this recovery rate is not subject to the
stream.  As at December 31, 2025, approximately
14 million ounces of silver have been delivered.
Barrick will receive ongoing cash payments from Royal
Gold equivalent to 30% of the prevailing spot prices for the first 550,000 ounces of gold and 23.1 million ounces of
silver delivered. Thereafter payments will double to 60% of
prevailing spot prices for each subsequent ounce of gold
and silver delivered. Ongoing cash payments to Barrick are
tied to prevailing spot prices rather than fixed in advance, maintaining exposure to higher gold and silver prices in the future.